Submission	Sep. 15, 2025
Submission [Line Items]
Central Index Key	0001940674
Registrant Name	SMX (Security Matters) Public Limited Company
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A